Interest expense (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Disclosure of interest expense

For the year ended December 31	2024	2023
Interest expense on long-term debt	(1,623)	(1,391)
Interest expense on other debt	(233)	(219)
Capitalized interest	143	135
Total interest expense	(1,713)	(1,475)